Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Summary of Other Operating Expenses [abstract]
Regulatory costs	€ 863	€ 759
Audit and non-audit services	17	16
IT related expenses	402	387
Advertising and public relations	144	149
External advisory fees	129	147
Office expenses	139	141
Travel and accommodation expenses	39	24
Contributions and subscriptions	58	59
Postal charges	16	20
Depreciation of property and equipment	244	285
Amortisation of intangible assets	113	133	€ 261
(Reversals of) impairments of tangible assets	7	(1)
(Reversals of) impairments of intangible assets	40	24
Addition to / (unused amounts reversed of) provision for reorganisations	125	88
Addition to / (unused amounts reversed of) other provisions	5	49
Other	366	341
Other operating expense	€ 2,706	€ 2,621